PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds 97.1%
PGIM Floating Rate Income Fund (Class R6)	370,477	$3,567,689
PGIM Global Real Estate Fund (Class R6)	691,175	15,993,799
PGIM Jennison Global Infrastructure Fund (Class R6)	682,037	10,728,449
PGIM Jennison MLP Fund (Class R6)	1,631,924	10,558,550
PGIM Jennison Natural Resources Fund (Class R6)	186,713	9,076,113
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	3,093,549	27,996,615
PGIM Select Real Estate Fund (Class R6)	1,107,577	16,037,714
PGIM TIPS Fund (Class R6)	1,789,894	18,310,612

Total Affiliated Mutual Funds (cost $100,584,450)(wd)		112,269,541
Exchange-Traded Funds 2.8%
iShares 0-5 Year High Yield Corporate Bond ETF	40,000	1,786,000
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	55,000	1,472,350

Total Exchange-Traded Funds (cost $3,287,018)		3,258,350

Total Long-Term Investments (cost $103,871,468)		115,527,891

Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,099,652)(bb)(wd)	1,099,652	1,099,652

TOTAL INVESTMENTS 100.9% (cost $104,971,120)		116,627,543
Liabilities in excess of other assets (0.9)%		(995,938)

Net Assets 100.0%		$115,631,605

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
MLP—Master Limited Partnership
SPDR—Standard & Poor’s Depositary Receipts
TIPS—Treasury Inflation-Protected Securities

(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1